BORROWINGS - Maturities of principal on notes and bank loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Scheduled Debt Principal Repayments
Total borrowings	₽ 368,135	₽ 291,713
Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	149,919
Less: unamortized debt issuance costs	(179)
Less: interest	(32,385)
Total borrowings	117,355
Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	305,962
Less: unamortized debt issuance costs	(408)
Less: interest	(49,289)
Add: debt modification	(5,485)
Total borrowings	250,780
2019 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	12,401
2019 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	21,849
2020 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	38,964
2020 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	107,600
2021 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	25,670
2021 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	150,558
2022 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	29,061
2022 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	22,756
2023 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	32,738
2023 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	2,131
Thereafter | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	11,085
Thereafter | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	₽ 1,068